Document and Entity Information	Jun. 22, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 22, 2020
Document Effective Date	Jun. 22, 2020
Prospectus Date	Oct. 01, 2019
Cavalier Fundamental Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CAFGX
Cavalier Fundamental Growth Fund | Class C Shares
Prospectus:
Trading Symbol	CFGAX
Cavalier Fundamental Growth Fund | Class A Shares
Prospectus:
Trading Symbol	CFDAX